Income Taxes - Reconciliation of Federal Statutory Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	(34.00%)	34.00%	34.00%
State income taxes	(5.30%)	5.30%	5.30%
Change in valuation allowance	32.60%	(41.00%)	(43.30%)
Research and development and other credits	7.80%	4.50%	31.70%
Permanent items	(0.30%)	(0.70%)	(5.90%)
Alternative minimum tax	(1.70%)	0.00%	0.00%
Other	(0.80%)	0.00%	0.00%
Expiring state net operating loss carryforward	0.00%	(2.10%)	(21.80%)
Effective income tax rate	(1.70%)	0.00%	0.00%